UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F


Report for the Calendar Year or Quarter Ended:  September 30, 2000

Check here if Amendment [   ]; Amendment Number:  _____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Jensen Investment Management, Inc.
Address:  2130 Pacwest Center
          1211 SW Fifth Avenue
          Portland, OR  97204-3721

13F File Number:  28-03495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gary W. Hibler
Title:  Principal
Phone:  (503) 274-2044

Signature, Place, and Date of Signing:

     /s/ GARY W. HIBLER                          November 7, 2000
     -----------------------------         -----------------------------
         Gary W. Hibler                            Portland, OR

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Report Summary:

Number of Other Included Managers:          -0-

Form 13F Information Table Entry Total:     177

Form 13F Information Table Value Total:     $144,402,851

List of Other Included Managers:            None

                                    Jensen Investment Management
                                          June 30, 2000

ITEM 1                                     ITEM 2        ITEM 3          ITEM 4           ITEM 5

                                           Title                         Fair             Number
                                           of                            Market           of
Name of Issuer                             Class         Cusip #         Value            Shares
--------------                             ------        ---------       -----------      ---------
AK Steel Hldg Corp                         Common        001547108            46,850          5,000
Abbott Labs                                Common        002824100         5,741,205        120,715
Adobe Systems                              Common        00724F101         3,701,626         23,843
Advanced Pultrusion Technologies Inc       Common        00754n10                  0         10,000
Agilent Technologies Inc                   Common        00846U101            40,816            834
Albertsons                                 Common        013104104           235,851         11,231
Allstate Corp                              Common        020002101            19,321            556
Alltel Corp                                Common        020039103           213,457          4,090
Amer Home Products                         Common        026609107         1,919,533         33,938
America Online                             Common        02364J104           152,113          2,830
American Electric Power                    Common        025537101            19,560            500
American Intl Group                        Common        026874107           181,428          1,896
American Power Conversion                  Common        029066107         4,623,098        242,555
Amgen Inc                                  Common        031162100             6,969            100
Anheuser Busch                             Common        035229103            25,386            600
Apple Computer                             Common        037833100             5,150            200
Applied Materials                          Common        038222105           367,350          6,200
Archer Daniels Midland                     Common        039483102            53,392          6,194
Auto Data Processing                       Common        053015103         5,844,572         87,402
Avon Products                              Common        054303102           119,831          2,932
BMC Software                               Common        055921100            98,636          5,175
Ballard Power Systems                      Common        05858H104           109,250          1,000
Bank of America                            Common        060505104            99,189          1,894
Bell South Corp                            Common        079860102            89,516          2,224
Bennett Environmental                      Common        81906109             27,000         12,000
Berkshire Hathaway Class A                 Common        084670108            64,400              1
Biomet Inc                                 Common        090613100            11,795            337
Boeing                                     Common        097023105           132,237          2,099
Breakwater Res Ltd  British Columbia       Common        106902307                75             50
Bristol Myers Squibb                       Common        110122108           555,892          9,732
Brown Forman                               Common        115637209            49,275            900
Calpine Corp                               Common        131347106            27,762            266
Check Point Software                       Common        M22465104            94,500            600
Chevron                                    Common        166751107            51,150            600
ChoicePoint Inc                            Common        170388102            12,385            270
Cisco Systems                              Common        17275R102           742,560         13,440
Clorox                                     Common        189054109         8,300,914        209,831
Coca-Cola                                  Common        191216100         4,669,932         84,723
Colgate Palmolive                          Common        194162103            37,760            800
Commodore Applied Technologies Inc         Common        202630109                87            100
Compaq Computer                            Common        204493100            55,160          2,000
Consolidated Edison                        Common        209115104           421,143         12,343
Corn Products Intl                         Common        219023108             8,531            375
Costco Wholesale Corp                      Common        22160K105            31,446            900
Dell Computer                              Common        247025109            73,185          2,380
Dionex Corp                                Common        254546104         5,014,286        180,695
Duff & Phelps                              Common        264324104            53,625          5,500
E.I. Du Pont                               Common        263534109            42,269          1,020
EIP Microwave Inc                          Common        268530201                 0          3,800
EMC Corp.                                  Common        268648102           111,510          1,125
Edison Intl                                Common        281020107            30,896          1,600
El Paso Electric Co                        Common        283677854             9,983            725
El Paso Energy Corp                        Common        283905107            48,372            785
Electronic Data Systems                    Common        285661104            20,750            500
Eli Lilly                                  Common        532457108         1,150,282         14,180
Emerson Electric                           Common        291011104            13,400            200
Enron Corp                                 Common        293561106           118,287          1,350
Equifax                                    Common        294429105         8,715,521        323,516
Escrow Bonneville Pacific Corp             Common        038904998                 0          1,091
Expedia Inc                                Common        302125109             6,435            500

ITEM 1                                     ITEM 2        ITEM 3          ITEM 4           ITEM 5

                                           Title                         Fair             Number
                                           of                            Market           of
Name of Issuer                             Class         Cusip #         Value            Shares
--------------                             ------        ---------       -----------      ---------
Exxon Mobil Corp                           Common        30231G102           458,968          5,150
Federal Natl Mortgage                      Common        313586109         2,647,645         37,030
Fedex Corp                                 Common        31428X106            49,661          1,120
Fifth Third Bancorp                        Common        316773100            12,107            225
First Security Corp                        Common        336294103            29,652          1,818
Freddie Mac                                Common        313400301         5,331,397         98,620
GST Telecom                                Common        38074J109               360         12,000
Gannett                                    Common        364730101         5,181,704         97,768
Genentech Inc                              Common        368710406            13,927             75
General Electric                           Common        369604103         6,728,731        116,636
Genuine Parts                              Common        372460105           232,989         12,224
Gillette                                   Common        375766102            27,783            900
Glaxo PLC                                  Common        37733W105           799,984         13,236
Global Crossing Ltd                        Common        G3921A100             9,300            300
H&R Block                                  Common        093671105            18,085            488
Harris Corp                                Common        413875105            56,880          2,000
Heinz                                      Common        423074103         1,172,838         31,647
Hewlett-Packard                            Common        428236103           212,430          2,190
Home Depot                                 Common        437076102            15,918            300
ING Groep NV ADR                           Common        456837103            66,858          1,015
IVP Technology Corp                        Common        45070Q300             1,890          3,000
Int'l Business Machines                    Common        459200101           246,600          2,192
Intel                                      Common        458140100         9,474,118        228,292
Interface Inc. Cl A                        Common        458665106             2,391            300
Interpublic Group                          Common        460690100            88,556          2,600
Intuit Inc                                 Common        461202103             2,850             50
Johnson & Johnson                          Common        478160104         1,007,976         10,730
Kellogg                                    Common        487836108            31,447          1,300
Kimberly Clark Corp                        Common        494368103            26,119            468
Kroger Co                                  Common        501044101            81,216          3,600
LandAmerica Financial                      Common        514936103           314,160         11,000
Lee Enterprises                            Common        523768109            62,071          2,150
Lifemark Corp                              Common        53219F102            24,750          3,000
Linear Technology Corp                     Common        535678106             6,475            100
Lucent Technologies                        Common        549463107           142,257          4,655
MICROS Systems Inc                         Common        594901100            31,500          2,100
Marsh & McLennan                           Common        571748102            24,161            182
Mattel                                     Common        577081102           613,156         54,795
McDonald's                                 Common        580135101           678,913         22,488
McKesson HBOC Inc                          Common        58155Q103             2,812             92
Medtronic, Inc.                            Common        585055106         6,531,169        126,060
Merck                                      Common        589331107         6,017,283         80,834
Microsoft                                  Common        594918104         2,357,216         39,085
Minnesota Mining & Manufacturing           Common        604059105           346,985          3,808
Morgan Stanley Dean Witter Discover & Co   Common        617446448            92,537          1,012
Motorola                                   Common        620076109            16,950            600
Mylan                                      Common        628530107           175,918          6,530
NIKE                                       Common        654106103           444,866         11,105
NRG Energy Inc                             Common        629377102            36,500          1,000
Nabisco Group Holdings                     Common        62952P102            36,566          1,283
Nokia Corp ADR                             Common        654902204           101,117          2,540
Nordson                                    Common        655663102           590,663         20,820
Nordstrom                                  Common        655664100             6,224            400
Omnicom Group                              Common        681919106         1,987,250         27,245
Oracle Corp                                Common        68389X105            94,500          1,200

ITEM 1                                     ITEM 2        ITEM 3          ITEM 4           ITEM 5

                                           Title                         Fair             Number
                                           of                            Market           of
Name of Issuer                             Class         Cusip #         Value            Shares
--------------                             ------        ---------       -----------      ---------
PG & E Corp                                Common        69331C108            14,514            600
Pall                                       Common        696429307            39,880          2,000
Paychex Inc.                               Common        704326107         3,256,951         61,603
Payforview Com Corp                        Common        704377209                 0         10,000
Pepsico                                    Common        713448108           324,392          7,052
Pfizer                                     Common        717081103         1,336,740         29,745
Pharmacia Corp                             Common        71713U102           130,010          2,160
Plum Creek Timber Co                       Common        729251108            32,573          1,460
Precision Castparts Corp                   Common        740189105            76,740          2,000
Procter & Gamble                           Common        742718109         4,612,280         68,840
Public Service Enterprise Group            Common        744573106            69,985          1,566
Putnam Premier Income Trust SBI            Common        746853100            32,200          5,000
Quaker Oats Co                             Common        747402105           118,680          1,500
Qualcomm Inc                               Common        747525103           126,113          1,770
Qwest Communications Intl Inc              Common        749121109            18,936            394
Radian Group Inc                           Common        750236101            43,200            640
Red Hat Inc                                Common        756577102            18,700          1,100
Reuters Group PLC                          Common        76132m102            77,331            692
Reynolds RJ Tobacco Hldgs Inc              Common        76182K105            13,771            427
Roslyn Bancorp Inc com                     Common        778162107            26,486          1,184
Royal Dutch NY Reg                         Common        780257804           301,798          5,035
SBC Communications                         Common        78387G103           292,650          5,853
Sabre Holdings Corp                        Common        785905100            10,853            375
Safeguard Scientifics,Inc                  Common        786449108             5,982            300
Sara Lee                                   Common        803111103         6,246,950        307,580
Schering-Plough                            Common        806605101           673,088         14,475
Schlumberger Ltd                           Common        806857108            45,271            550
Solutia, Inc.                              Common        834376105             4,233            372
Southern Company                           Common        842587107            20,372            628
State Street Corp                          Common        857477103         8,282,950         63,715
Stryker Corp                               Common        863667101         5,100,413        118,780
Sun Microsystems                           Common        866810104            72,924            620
Supergen Inc.                              Common        868059106            47,975          2,500
Swift Energy Co                            Common        870738101            41,560          1,000
Syntroleum Corp                            Common        871630109            40,620          2,000
Texaco Inc                                 Common        881694103            15,750            300
Transamerica Income Shares                 Common        893506105            34,215          1,500
Transocean Sedco Forex                     Common        G90078109             4,515             77
Tricon Global Restaurants                  Common        895953107               857             28
U.S.Bancorp                                Common        902973106            38,903          1,710
UST                                        Common        902911106             6,864            300
Union Pacific Corp                         Common        907818108            17,492            450
United Parcel Service                      Common        911312106            80,045          1,420
Universal Access Inc.                      Common        913363107            47,177          4,060
Verizon Communications                     Common        92343V104           146,628          3,027
Vodafone Group PLC                         Common        92857W100            37,000          1,000
WD-40 Company                              Common        929236107           568,650         26,760
WPS Resources                              Common        92931B106            12,085            369
Wal-Mart Stores                            Common        931142103           110,676          2,300
Walgreen                                   Common        931422109           791,808         20,870
Walt Disney Co                             Common        254687106             5,738            150
Waters Corp                                Common        941848103            32,040            360
Webvan Group Inc                           Common        94845V103               148             64
Weyerhaeuser Co.                           Common        962166104            16,148            400

ITEM 1                                     ITEM 2        ITEM 3          ITEM 4           ITEM 5

                                           Title                         Fair             Number
                                           of                            Market           of
Name of Issuer                             Class         Cusip #         Value            Shares
--------------                             ------        ---------       -----------      ---------
Wilmington Trust Corp                      Common        971807102           425,743          7,940
Wm. Wrigley Jr. Co                         Common        982526105           213,978          2,858
WorldCom Inc GA                            Common        98157D106             4,556            150
XATA Corp                                  Common        983882309               341             84
Xerox                                      Common        984121103           109,426          7,266
Xilinx Inc.                                Common        983919101            51,378            600
Zebra Technologies Corp                    Common        989207105           887,236         18,461
priceline.com Inc                          Common        741503106             3,055            260
